Warrant Liability - Schedule of Movement of the Fair Value of the Warrant Liabilities (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Series A [Member]
Schedule of Movement of the Fair Value of the Warrant Liabilities [Line Items]
Issuance of warrants	$ 2,739,289	RM 11,181,777
Fair value change	(2,747,370)	(11,214,763)
Currency realignment	8,731	35,640
At end of the year	650	2,654
Series B [Member]
Schedule of Movement of the Fair Value of the Warrant Liabilities [Line Items]
Issuance of warrants	33,094,762	135,092,819
Exercised	(9,477,318)	(38,686,412)
Fair value change	(23,692,742)	(96,713,772)
Currency realignment	75,298	307,365
At end of the year